RELATED PARTIES (Schedule of aggregate amounts paid to Executive Offices) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Izzy Sheratzky [Member]
Payment to related party for services	$ 3,196	$ 2,734	$ 2,155
Eyal Sheratzky [Member]
Payment to related party for services	2,500	2,188	1,727
Nir Sheratzky [Member]
Payment to related party for services	2,456	2,137	1,727
Gil Sheratzky [Member]
Payment to related party for services	$ 1,793	$ 1,238	$ 1,227